Schedule I: Condensed Financial Information of Registrant - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 34,655	$ 36,453
Total current assets	287,059	336,816
Total assets	707,254	798,585
Current liabilities:
Accrued expenses and other current liabilities	81,688	85,420
Total current liabilities	305,794	352,772
Commitments and contingencies
Stockholders' equity:
Additional paid-in-capital	343,472	326,180
Accumulated other comprehensive loss	(1,676)	(180)
Accumulated deficit	(108,782)	(94,064)
Total stockholders' equity	236,353	238,040	$ 389,689	$ 396,558
Total liabilities and stockholders' equity	707,254	798,585
Class A Common Stock
Stockholders' equity:
Common stock, value	5	5
Class B Common Stock
Stockholders' equity:
Common stock, value	0	0
Parent Company
Current assets:
Cash and cash equivalents	1,258	3,734
Income tax receivable	202	311
Total current assets	1,460	4,045
Intercompany receivable	113,009	118,783
Investment in subsidiaries	119,097	118,443
Total assets	233,566	241,271
Current liabilities:
Current portion of liabilities under tax receivable agreement	547	8,960
Accrued expenses and other current liabilities	0	370
Total current liabilities	547	9,330
Commitments and contingencies
Stockholders' equity:
Additional paid-in-capital	343,472	326,180
Accumulated other comprehensive loss	(1,676)	(180)
Accumulated deficit	(108,782)	(94,064)
Total stockholders' equity	233,019	231,941
Total liabilities and stockholders' equity	233,566	241,271
Parent Company | Class A Common Stock
Stockholders' equity:
Common stock, value	5	5
Parent Company | Class B Common Stock
Stockholders' equity:
Common stock, value	$ 0	$ 0